Related party balances	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party balances

21. Related party balances

Related party balances

The amount due to related parties consisted of the following:

		As of June 30,
Name	Relationship	2023	2024	2024
		GBP	GBP	US$
Mr. Michael Lau	Executive Director and Chief Technology Officer	1,718,182	3,291	4,160
Mr. Kevin Cox	Executive Director and Chief Executive Officer	216,885	-	-
Total		1,935,067	3,291	4,160

The above amounts were unsecured, non-interest bearing and repayable on demand. The amounts were non-trade in nature.

The loan from related parties consisted of the following:

Name	Relationship	As of June 30, 2023	As of June 30, 2024	As of June 30, 2024
		GBP	GBP	US$
Mr. Kevin Cox	Executive Director and Chief Executive Officer	-	671,809	849,167

The amount due to Mr. Kevin Cox amounted to GBP671,809 (US$849,167) as of June 30, 2024, is interest bearing at 20% per annum, repayable on a monthly basis and non-trade in nature. The contract period is from March 2024 to March 2025.

Related party transaction

The related party transaction was as follows:

			For the years ended June 30,
Name	Relationship	Nature	2023	2024	2024
			GBP	GBP	US$
Mr. Kevin Cox	Executive Director and Chief Executive Officer	Interest expense on loan from a director	-	50,325	63,611

Preferred Shares exchanged for amounts due to related parties

There were amount due to Mr. Michael Lau and Mr. Kevin Cox of GBP2,273,863 (US$2,874,163) exchanged to Preferred Shares during the year ended June 30, 2024. Please refer to note 23 for the details.

Sale of Preferred Shares for cash

In April 2024, the Company offered its shareholders, pro rata, the right to acquire an aggregate of 120,000 Preferred Shares for cash at approximately GBP1.978 (US$2.5) per share, or in aggregate GBP237,342 (US$300,000). Please refer to note 23 for the details.